UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           ------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           ------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature, Place, and Date of Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    10/20/2005
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          147
                                         -----------
Form 13F Information Table Value Total:     $218,886
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER  VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       22     500          Sole             Sole      0    0
Abbott Labs                    Com              002824100      424   10000          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      179    6000          Sole             Sole      0    0
Advanced Micro Devices         Com              007903107      819   32500          Sole             Sole      0    0
All American Semiconductor     Com              891310100        3     600          Sole             Sole      0    0
Allstate Corp.                 Com              020002101      968   17500          Sole             Sole      0    0
American International Group   Com              026874107     4120   66500          Sole             Sole      0    0
American Power Conversion Corp Com              029066070     5742  221600          Sole             Sole      0    0
American Spectrum Realty       Com              02970q203        1      99          Sole             Sole      0    0
Apollo Group                   Com              037604105      332    5000          Sole             Sole      0    0
Applied Materials              Com              038222105       42    2500          Sole             Sole      0    0
AvalonBay Communities          Com              053841010       77     900          Sole             Sole      0    0
BP p.l.c                       Com              055622104      256    3620          Sole             Sole      0    0
BRE Properties                 Com              05564e106     1130   25400          Sole             Sole      0    0
Bank of America Corp           Com              066050105     6797  161449          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207       33      12          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      164     200          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     6058  251800          Sole             Sole      0    0
Burlington Resources           Com              122014103     3859   47450          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      189    1600          Sole             Sole      0    0
CMGI Inc                       Com              125750109        2    1000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      176    3000          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     6956  337000          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       38    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      7065  109150          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       74    2000          Sole             Sole      0    0
Ciena Corp.                    Com              171779101       26   10000          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102      177    9900          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     9983  219300          Sole             Sole      0    0
Clorox Co.                     Com              189054109      444    8000          Sole             Sole      0    0
Collectors Universe            Com              19421r101       25    2000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     6420   91830          Sole             Sole      0    0
Consolidated Edison            Com              209115104     4268   87900          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106       54     800          Sole             Sole      0    0
Costco Cos. Inc.               Com              22160k105       13     300          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      173    2700          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      804   20000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      152    5000          Sole             Sole      0    0
Deere & Co.                    Com              244199105       92    1500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      325    9500          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       69    1500          Sole             Sole      0    0
Discovery Holding Company A    Com              25468y107      895   62040          Sole             Sole      0    0
Dominion Resources             Com              257470104       86    1000          Sole             Sole      0    0
Dorchester Minerals L.P.       Com              25820r105      123    4000          Sole             Sole      0    0
Duke Realty Invts              Com              264411505      606   17900          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2542   40004          Sole             Sole      0    0
Fannie Mae                     Com              313586109       45    1000          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104      117     252          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1154     203          Sole             Sole      0    0
Long Beach
Fed Ex Corp                    Com              31428x106      871   10000          Sole             Sole      0    0
Fidelity Natl Finl Inc         Com              316326107     6645  149260          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      225     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207       13     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     4347   77000          Sole             Sole      0    0
General Electric Co.           Com              369604103     5685  168850          Sole             Sole      0    0
General Growth Properties      Com              370021107      135    3000          Sole             Sole      0    0
General Mills Inc.             Com              370334104      145    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              3773W105        62    1200          Sole             Sole      0    0
Golden West Financial          Com              381317106       42     700          Sole             Sole      0    0
H&R Block                      Com              093671105      120    5000          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       37     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     3364   83800          Sole             Sole      0    0
Heinz H J Co                   Com              423014103     3110   85100          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103     1051   36000          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     3722   97600          Sole             Sole      0    0
IBM Corp                       Com              459200101     4312   53750          Sole             Sole      0    0
Independence Comm. Bank        Com              453414104       31     908          Sole             Sole      0    0
Intel Corp.                    Com              458140100     5687  230700          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       45   12000          Sole             Sole      0    0
J.P. Morgan Chase & Co.        Com              46625h100       68    2000          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101       33   15000          Sole             Sole      0    0
JetBlue Airways                Com              477143101       40    2250          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     4866   76900          Sole             Sole      0    0
KB Home                        Com              48666K109      952   13000          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      119    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       21     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      349    3000          Sole             Sole      0    0
Lexington Property Trust       Com              529043101       13     566          Sole             Sole      0    0
Liberty Global C               Com              530555309      719   27940          Sole             Sole      0    0
Liberty Global Class A         Com              530555101      753   27790          Sole             Sole      0    0
Liberty Media Corp             Com              530718105     4970  617400          Sole             Sole      0    0
Liberty Property Trust         Com              531172104      549   12900          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       21     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109       31     500          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       72   22000          Sole             Sole      0    0
MBNA Corp.                     Com              790148100     2949  119700          Sole             Sole      0    0
Martha Stewart Living          Com              573083102       25    1000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     3295   98400          Sole             Sole      0    0
Merck & Co.                    Com              589331107     3480  127884          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      552    9000          Sole             Sole      0    0
Microsoft Corp.                Com              594918104     7577  294500          Sole             Sole      0    0
Millennium Pharmaceuticals     Com              599902103       47    5000          Sole             Sole      0    0
Nabors Industries              Com              g6359f103      108    1500          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      418    6700          Sole             Sole      0    0
Neenah Paper                   Com              640079109        2      60          Sole             Sole      0    0
Neiman Marcus Group CL B       Com              640204301      100    1000          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     2593  113000          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     5469  323400          Sole             Sole      0    0
Nortel Networks                Com              656569100       16    5000          Sole             Sole      0    0
Novartis AG                    Com              66987v109       51    1000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105       25    2000          Sole             Sole      0    0
PHH Corp                       Com              693320202      228    8314          Sole             Sole      0    0
PPL Corporation                Com              69351t106       78    2400          Sole             Sole      0    0
Paramount Energy Trust         Com              699219101       60    3000          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     3572   90700          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103    10987  440010          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101      115    2000          Sole             Sole      0    0
Qualcomm Inc.                  Com              747525103       67    1500          Sole             Sole      0    0
Raymond James Financial        Com              754730109       87    2700          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      194    6225          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      249   10500          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      465    7080          Sole             Sole      0    0
SLM Corporation                Com              78442p106      392    7300          Sole             Sole      0    0
Safeway Inc                    Com              786514208     3108  121400          Sole             Sole      0    0
Sara Lee Corp.                 Com              803111103       78    4100          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104       75    2000          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      391   10000          Sole             Sole      0    0
Southern Co.                   Com              842587107     4009  112100          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      144    2300          Sole             Sole      0    0
Tarragon Corporation           Com              876287103       19    1000          Sole             Sole      0    0
Time Warner                    Com              887317105     3557  196400          Sole             Sole      0    0
Tyco Intl Ltd                  Com              902124106        8     300          Sole             Sole      0    0
Unisys                         Com              909214108       80   12000          Sole             Sole      0    0
United States Steel Corp       Com              912909108     1139   26900          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       65    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103     3145   71775          Sole             Sole      0    0
Walt Disney Co.                Com              254687106       48    2000          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103    11611  296050          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101      986   31700          Sole             Sole      0    0
Waste Management Inc           Com              94106l109       72    2500          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      117    2000          Sole             Sole      0    0
Wynn Resorts                   Com              983134107       90    2000          Sole             Sole      0    0
iShares MSCI Japan             Com              464286848     1259  103300          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665     1186   11500          Sole             Sole      0    0
iShares Russell 2000           Com              464287655      372    5600          Sole             Sole      0    0
iShares Russell Midcap         Com              464287499      485    5600          Sole             Sole      0    0
iShares S&P Eur 350            Com              464287861     3076   38190          Sole             Sole      0    0
iShares S&P Latin America 40   Com              464287390       84     700          Sole             Sole      0    0

ABN Amro Preferred G 6.08%     Pref             00372q201     1264   50700          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       69    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1195   60000          Sole             Sole      0    0
Crescent R.E. Conv Pref A      Pref             225756204     3289  148500          Sole             Sole      0    0
6.75%

AEW Real Estate Income Fund    Com              00104h107     4297  226741          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827q106     3023   97500          Sole             Sole      0    0